Financial Risk Management(Table)	12 Months Ended
Dec. 31, 2018
Finacial Risk Management Abstract [Abstract]
Disclosure of credit risk exposure [Text Block]

The Group’s maximum exposures of financial instruments, excluding equity securities, to credit risk without consideration of collateral values as of December 31, 2017 and 2018, are as follows:

	2017
	(In millions of Korean won)
Financial assets
Due from financial institutions	￦	17,219,661
Financial assets at fair value through profit or loss
Financial assets held for trading[1]		25,242,193
Financial assets designated at fair value through profit or loss		1,982,224
Derivatives		3,310,166
Loans[2]		290,122,838
Financial investments
Available-for-sale financial assets		38,959,401
Held-to-maturity financial assets		18,491,980
Other financial assets[2]		10,195,015

		405,523,478

Off-balance sheet items
Acceptances and guarantees contracts		6,977,468
Financial guarantee contracts		3,683,875
Commitments		102,183,167

		112,844,510

	￦	518,367,988

[1]	Including financial instruments indexed to gold amounting to ￦ 73,855 million.
[2]	Loans and other financial assets are net of allowance.

	2018
	(In millions of Korean won)
Financial assets
Due from financial institutions at amortized cost[1]	￦	17,216,288
Financial assets at fair value through profit or loss
Due from financial institutions		381,719
Securities		48,285,482
Loans		954,176
Financial instruments indexed to the price of gold		78,808
Derivatives		2,025,962
Loans at amortized cost[1]		319,201,603
Financial investments
Securities measured at fair value through other comprehensive income		35,243,634
Securities measured at amortized cost[1]		23,661,522
Loans measured at fair value through other comprehensive income		389,822
Other financial assets[1]		8,133,556

		455,572,572

Off-balance sheet items
Acceptances and guarantees contracts		7,277,136
Financial guarantee contracts		3,626,532
Commitments		138,590,372

		149,494,040

	￦	605,066,612

[1]	Due from financial institutions, loans at amortized cost, securities measured at amortized cost and other financial assets are net of allowance.

Disclosure Of The Credit Quality Of Loans [Text Block]

Loans as of December 31, 2018, are classified as follows:

	2018
	The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses				Financial instruments not applying expected credit losses		Total
			Non-impaired		Impaired
(In millions of Korean won)
Loans at amortized cost[1]
Corporate
Grade 1	￦	75,785,147	￦	2,144,175	￦	1,638	￦	—	￦	77,930,960
Grade 2		55,292,251		4,227,041		2,016		—		59,521,308
Grade 3		2,957,463		1,757,607		6,579		—		4,721,649
Grade 4		484,248		965,094		68,271		—		1,517,613
Grade 5		244,593		378,588		1,063,646		—		1,686,827

		134,763,702		9,472,505		1,142,150		—		145,378,357

Retail
Grade 1		133,946,705		4,411,122		9,180		—		138,367,007
Grade 2		7,819,152		7,497,880		17,767		—		15,334,799
Grade 3		1,718,104		1,559,980		6,694		—		3,284,778
Grade 4		706,797		421,800		13,318		—		1,141,915
Grade 5		14,110		447,064		489,196		—		950,370

		144,204,868		14,337,846		536,155		—		159,078,869

Credit card
Grade 1		8,411,723		176,312		—		—		8,588,035
Grade 2		4,449,617		587,254		—		—		5,036,871
Grade 3		1,460,344		1,228,087		—		—		2,688,431
Grade 4		6,004		467,012		—		—		473,016
Grade 5		112		148,149		419,444		—		567,705

		14,327,800		2,606,814		419,444		—		17,354,058

		293,296,370		26,417,165		2,097,749		—		321,811,284

Loans at fair value through other comprehensive income
Corporate
Grade 1		189,501		25,731		—		—		215,232
Grade 2		128,712		45,878		—		—		174,590
Grade 3		—		—		—		—		—
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		318,213		71,609		—		—		389,822

		318,213		71,609		—		—		389,822

	￦	293,614,583	￦	26,488,774	￦	2,097,749	￦	—	￦	322,201,106

[1]	Before netting of allowance.

Analysis Of Credit Exposures Using Internal Credit Grading System Explanatory

Credit quality of loans graded according to internal credit ratings are as follows:

	Range of Probability of Default (%)	Retail	Corporate
Grade 1	0.0 ~ 1.0	1 ~ 5 grade	AAA ~ BBB+
Grade 2	1.0 ~ 5.0	6 ~ 8 grade	BBB ~ BB
Grade 3	5.0 ~ 15.0	9 ~ 10 grade	BB- ~ B
Grade 4	15.0 ~ 30.0	11 grade	B- ~ CCC
Grade 5	30.0 ~	12 grade or under	CC or under

Disclosure Of Classification Of Loans Per IAS 39 [Text Block]

Loans as of December 31, 2017, are classified as follows:

	2017
Loans	Retail			Corporate			Credit card			Total
	Amount		%	Amount		%	Amount		%	Amount		%
	(In millions of Korean won)
Neither past due nor impaired	￦	144,705,621	98.93	￦	129,130,466	98.76	￦	14,496,109	95.34	￦	288,332,196	98.67
Past due but not impaired		1,069,813	0.73		206,925	0.16		359,468	2.36		1,636,206	0.56
Impaired		495,546	0.34		1,419,851	1.08		349,270	2.30		2,264,667	0.77

Sub-total		146,270,980	100.00		130,757,242	100.00		15,204,847	100.00		292,233,069	100.00

Less: Allowances[1]		(429,299)	0.29		(1,231,666)	0.94		(449,266)	2.95		(2,110,231)	0.72

Carrying amount	￦	145,841,681		￦	129,525,576		￦	14,755,581		￦	290,122,838

[1]	Collectively assessed allowances for loans are included as they are not impaired individually.

Information about credit quality of neither past due nor impaired financial assets [Text Block]

Credit quality of loans that are neither past due nor impaired are as follows:

	2017
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Grade 1	￦	124,133,056	￦	67,575,021	￦	8,095,629	￦	199,803,706
Grade 2		16,790,644		53,842,610		4,920,767		75,554,021
Grade 3		2,701,697		5,703,159		1,379,409		9,784,265
Grade 4		851,446		1,390,131		71,207		2,312,784
Grade 5		228,778		619,545		29,097		877,420

Total	￦	144,705,621	￦	129,130,466	￦	14,496,109	￦	288,332,196

Analysis Of Age Of Financial Assets That Are Past Due But Not Impaired

Loans that are past due but not impaired are as follows:

	2017
	1 ~ 29 days		30 ~ 59 days		60 ~ 89 days		90 days or more		Total
	(In millions of Korean won)
Retail	￦	890,759	￦	117,057	￦	59,632	￦	2,365	￦	1,069,813
Corporate		162,668		27,065		17,192		—		206,925
Credit card		302,871		35,774		20,823		—		359,468

Total	￦	1,356,298	￦	179,896	￦	97,647	￦	2,365	￦	1,636,206

Impaired Financing Receivables Table Text Block [Text Block]

Impaired loans are as follows:

	2017
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Loans	￦	495,546	￦	1,419,851	￦	349,270	￦	2,264,667
Allowances under
Individual assessment		(788)		(791,205)		—		(791,993)
Collective assessment		(178,337)		(90,771)		(212,729)		(481,837)

Total allowances		(179,125)		(881,976)		(212,729)		(1,273,830)

Carrying amount	￦	316,421	￦	537,875	￦	136,541	￦	990,837

Disclosure Of The Quantification Of The Extent To Which Collateral And Other Credit Enhancements Mitigate Credit Risk For Loans [Text Block]

The quantification of the extent to which collateral and other credit enhancements mitigate credit risk as of December 31, 2017 and 2018, are as follows:

	2017
	Impaired Loans				Non-impaired Loans
	Individual		Collective		Past due		Not past due		Total
	(In millions of Korean won)
Guarantees	￦	17,257	￦	113,551	￦	209,180	￦	57,828,611	￦	58,168,599
Deposits and savings		11,857		5,461		40,833		4,149,157		4,207,308
Property and equipment		2,676		30,455		53,647		9,720,857		9,807,635
Real estate		189,480		282,327		688,502		148,183,907		149,344,216

Total	￦	221,270	￦	431,794	￦	992,162	￦	219,882,532	￦	221,527,758

	2018
	The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses				Total
			Non-impaired		Impaired
	(In millions of Korean won)
Guarantees	￦	60,473,663	￦	5,871,980	￦	151,180	￦	66,496,823
Deposits and savings		4,200,448		77,024		6,485		4,283,957
Property and equipment		8,644,719		616,318		54,492		9,315,529
Real estate		147,682,808		12,828,076		442,287		160,953,171

Total	￦	221,001,638	￦	19,393,398	￦	654,444	￦	241,049,480

Disclosure Of The Credit Quality Of Securities Excluding Equity Securities [Text Block]

Financial investments excluding equity securities that are exposed to credit risk as of December 31, 2018, are as follows:

	2018
	The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses				Financial instruments not applying expected credit losses		Total
			Non-impaired		Impaired
(In millions of Korean won)
Securities measured at amortized cost[1]
Grade 1	￦	23,524,120	￦	—	￦	—	￦	—	￦	23,524,120
Grade 2		120,546		—		—		—		120,546
Grade 3		18,572		—		—		—		18,572
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		23,663,238		—		—		—		23,663,238

Securities measured at fair value through other comprehensive income
Grade 1		32,498,155		—		—		—		32,498,155
Grade 2		2,740,053		—		—		—		2,740,053
Grade 3		—		—		—		—		—
Grade 4		2,510		—		—		—		2,510
Grade 5		—		—		2,916		—		2,916

		35,240,718		—		2,916		—		35,243,634

	￦	58,903,956	￦	—	￦	2,916	￦	—	￦	58,906,872

[1]	Before netting of allowance

Analysis of credit exposures using external credit grading system [Text Block]

The credit qualities of securities, excluding equity securities according to the credit ratings by external rating agencies as of December 31, 2017 and 2018, are as follows:

Credit quality	Domestic				Foreign
	KIS	NICE P&I	KAP	FnPricing Inc.	S&P	Fitch-IBCA	Moody’s
Grade 1	AA0 to AAA	AA0 to AAA	AA0 to AAA	AA0 to AAA	A- to AAA	A- to AAA	A3 to Aaa
Grade 2	A- to AA-	A- to AA-	A- to AA-	A- to AA-	BBB- to BBB+	BBB- to BBB+	Baa3 to Baa1
Grade 3	BBB0 to BBB+	BBB0 to BBB+	BBB0 to BBB+	BBB0 to BBB+	BB to BB+	BB to BB+	Ba2 to Ba1
Grade 4	BB0 to BBB-	BB0 to BBB-	BB0 to BBB-	BB0 to BBB-	B+ to BB-	B+ to BB-	B1 to Ba3
Grade 5	BB- or under	BB- or under	BB- or under	BB- or under	B or under	B or under	B2 or under

Credit qualities of debt securities denominated in Korean won are based on the lowest credit rating by the domestic credit rating agencies, and those denominated in foreign currencies are based on the lowest credit rating by the foreign credit rating agencies.

Disclosure Of Financial Assets At Fair Value Through Profit Or Loss And Financial Investments Excluding Equity Securities That Are Exposed To Credit Risk Per IAS 39 [Text Block]

Financial assets at fair value through profit or loss and financial investments excluding equity securities that are exposed to credit risk as of December 31, 2017 are as follows:

	2017
	(In millions of Korean won)
Securities that are neither past due nor impaired	￦	84,597,074
Impaired securities		4,869

Total	￦	84,601,943

Disclosure Of The Credit Quality Of Securities Excluding Equity Securities That Are Neither Past Due Nor Impaired Per IAS 39 [Text Block]

The credit quality of securities, excluding equity securities, that are neither past due nor impaired as of December 31, 2017, is as follows:

	2017
	Grade 1		Grade 2		Grade 3		Grade 4		Grade 5		Total
	(In millions of Korean won)
Securities that are neither past due nor impaired
Financial assets held for trading	￦	21,002,043	￦	3,958,261	￦	93,887	￦	28,232	￦	85,915	￦	25,168,338
Financial assets designated at fair value through profit or loss		1,550,617		200,633		63,856		60,332		106,786		1,982,224
Available-for-sale financial assets		36,471,247		2,433,685		47,079		2,521		—		38,954,532
Held-to-maturity financial assets		18,466,624		21,113		4,243		—		—		18,491,980

Total	￦	77,490,531	￦	6,613,692	￦	209,065	￦	91,085	￦	192,701	￦	84,597,074

Disclosure Of The Credit Quality Of Due From Financial Institutions [Text Block]

The credit quality of due from financial institutions as of December 31, 2018, is classified as follows:

	2018
	The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses				Financial instruments not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Due from financial institutions at amortized cost[1]
Grade 1	￦	16,374,868	￦	—	￦	—	￦	—	￦	16,374,868
Grade 2		213,903		—		—		—		213,903
Grade 3		608,314		—		—		—		608,314
Grade 4		19,531		—		—		—		19,531
Grade 5		1,691		—		—		—		1,691

	￦	17,218,307	￦	—	￦	—	￦	—	￦	17,218,307

[1]	Before netting of allowance

Disclosure Of The Quantification Of The Extent To Which Collateral And Other Credit Enhancements Mitigate Credit Risk For Derivatives [Text Block]

4.2.7 Credit risk mitigation of derivatives

The quantification of the extent to which collateral and other credit enhancements mitigate credit risk as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Deposits and savings	￦	1,277,851	￦	460,670

	￦	1,277,851	￦	460,670

Schedule Of Details Of Regional Loans [Text Block]

Details of the Group’s loans by jurisdiction as of December 31, 2017 and 2018, are as follows:

	2017
	Retail		Corporate		Credit card		Total		%	Allowances		Carrying amount
	(In millions of Korean won)
Korea	￦	146,149,814	￦	127,298,283	￦	15,200,843	￦	288,648,940	98.77	￦	(2,063,919)	￦	286,585,021
Europe		—		192,980		310		193,290	0.07		(2,327)		190,963
China		—		1,879,030		1,458		1,880,488	0.64		(31,017)		1,849,471
Japan		539		127,009		339		127,887	0.04		(6,269)		121,618
United States		—		866,867		1,001		867,868	0.30		(1,600)		866,268
Others		120,627		393,073		896		514,596	0.18		(5,099)		509,497

Total	￦	146,270,980	￦	130,757,242	￦	15,204,847	￦	292,233,069	100.00	￦	(2,110,231)	￦	290,122,838

	2018
	Retail		Corporate		Credit card		Total		%	Allowances		Carrying amount
	(In millions of Korean won)
Korea	￦	158,760,865	￦	141,864,644	￦	17,346,224	￦	317,971,733	98.40	￦	(2,574,236)	￦	315,397,497
Europe		—		649,281		—		649,281	0.20		(512)		648,769
China		—		2,259,202		807		2,260,009	0.70		(20,570)		2,239,439
Japan		106		354,181		60		354,347	0.11		(1,900)		352,447
United States		—		997,321		6,967		1,004,288	0.31		(5,706)		998,582
Others		317,898		597,726		—		915,624	0.28		(6,757)		908,867

	￦	159,078,869	￦	146,722,355	￦	17,354,058	￦	323,155,282	100.00	￦	(2,609,681)	￦	320,545,601

[1]	The above is the Group’s loans at fair value through profit and loss, other comprehensive income or amortized cost.

Schedule Of Details Of Industrial Corporate Loans [Text Block]

Details of the Group’s industrial corporate loans as of December 31, 2017 and 2018, are as follows:

	2017
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Financial institutions	￦	11,093,682	8.48	￦	(47,531)	￦	11,046,151
Manufacturing		40,201,037	30.74		(449,439)		39,751,598
Service		54,268,271	41.50		(288,521)		53,979,750
Wholesale & Retail		15,061,632	11.52		(90,390)		14,971,242
Construction		3,021,889	2.31		(269,535)		2,752,354
Public sector		1,056,520	0.81		(15,341)		1,041,179
Others		6,054,211	4.64		(70,909)		5,983,302

Total	￦	130,757,242	100.00	￦	(1,231,666)	￦	129,525,576

	2018
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Financial institutions	￦	14,193,442	9.67	￦	(45,473)	￦	14,147,969
Manufacturing		42,672,986	29.08		(449,406)		42,223,580
Service		61,467,174	41.89		(270,846)		61,196,328
Wholesale & Retail		16,739,852	11.41		(102,197)		16,637,655
Construction		3,282,508	2.24		(291,211)		2,991,297
Public sector		873,281	0.60		(3,301)		869,980
Others		7,493,112	5.11		(93,409)		7,399,703

Total	￦	146,722,355	100.00		￦ (1,255,843)	￦	145,466,512

Schedule Of Types Of Retail And Credit Card Loans [Text Block]

Types of the Group’s retail and credit card loans as of December 31, 2017 and 2018, are as follows:

	2017
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Housing	￦	64,140,941	39.72	￦	(18,646)	￦	64,122,295
General		82,130,039	50.86		(410,653)		81,719,386
Credit card		15,204,847	9.42		(449,266)		14,755,581

Total	￦	161,475,827	100.00	￦	(878,565)	￦	160,597,262

	2018
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Housing	￦	70,916,004	40.19	￦	(29,369)	￦	70,886,635
General		88,162,865	49.97		(613,528)		87,549,337
Credit card		17,354,058	9.84		(710,941)		16,643,117

Total	￦	176,432,927	100.00	￦	(1,353,838)	￦	175,079,089

Disclosure Of The Groups Credit Risk Industrial Concentration Of Due From Financial Institutions And Securities Excluding Equity Securities And Derivative [Text Block]

Details of the Group’s credit risk of securities, excluding equity securities, and derivative financial instruments by industry as of December 31, 2017, are as follows:

	2017
	Amount		%
	(In millions of Korean won)
Financial assets held for trading
Government and government funded institutions	￦	8,345,463	33.16
Banking and insurance		11,486,321	45.64
Others		5,336,554	21.20

Sub-total		25,168,338	100.00

Financial assets designated at fair value through profit or loss
Banking and insurance and others		1,982,224	100.00

Sub-total		1,982,224	100.00

Derivative financial assets
Government and government funded institutions		12,099	0.37
Banking and insurance		3,098,350	93.60
Others		199,717	6.03

Sub-total		3,310,166	100.00

Available-for-sale financial assets
Government and government funded institutions		9,498,819	24.38
Banking and insurance		23,314,336	59.84
Others		6,146,246	15.78

Sub-total		38,959,401	100.00

Held-to-maturity financial assets
Government and government funded institutions		8,449,839	45.69
Banking and insurance		6,765,593	36.59
Others		3,276,548	17.72

Sub-total		18,491,980	100.00

Total	￦	87,912,109

Details of the Group’s credit risk concentration of due from financial institutions, securities, excluding equity securities, and derivative financial instruments as of December 31, 2018, are as follows:

	2018
	Amount		%	Allowances		Carrying amount
	(In millions of Korean won)
Due from financial institutions at amortized cost
Banking and insurance	￦	17,218,307	100.00	￦	(2,019)	￦	17,216,288

Sub-total		17,218,307	100.00		(2,019)		17,216,288

Due from financial institutions at fair value through profit or loss
Banking and insurance		381,719	100.00		—		381,719

Sub-total		381,719	100.00		—		381,719

Securities measured at fair value through profit or loss
Government and government funded institutions		14,354,157	29.73		—		14,354,157
Banking and insurance		27,273,372	56.48		—		27,273,372
Others		6,657,953	13.79		—		6,657,953

Sub-total		48,285,482	100.00		—		48,285,482

Derivatives
Government and government funded institutions		39,290	1.94		—		39,290
Banking and insurance		1,849,078	91.27		—		1,849,078
Others		137,594	6.79		—		137,594

Sub-total		2,025,962	100.00		—		2,025,962

Securities measured at fair value through other comprehensive income
Government and government funded institutions		9,504,156	26.97		—		9,504,156
Banking and insurance		21,210,983	60.18		—		21,210,983
Others		4,528,495	12.85		—		4,528,495

Sub-total		35,243,634	100.00		—		35,243,634

Securities measured at amortized cost
Government and government funded institutions		10,321,667	43.62		(25)		10,321,642
Banking and insurance		11,424,418	48.28		(1,399)		11,423,019
Others		1,917,153	8.10		(292)		1,916,861

Sub-total		23,663,238	100.00		(1,716)		23,661,522

Total	￦	126,818,342		￦	(3,735)	￦	126,814,607

Disclosure Of The Groups Credit Risk Regional Concentration Of Due From Financial Institutions And Securities Excluding Equity Securities And Derivative [Text Block]

Details of the Group’s credit risk concentration of securities, excluding equity securities, and derivative financial instruments by country, as of December 31, 2017, are as follows:

	2017
	Amount		%
	(In millions of Korean won)
Financial assets held for trading
Korea	￦	23,462,909	93.22
United States		643,249	2.56
Others		1,062,180	4.22

Sub-total		25,168,338	100.00

Financial assets designated at fair value through profit or loss
Korea		1,178,197	59.44
United States		120,000	6.05
Others		684,027	34.51

Sub-total		1,982,224	100.00

Derivative financial assets
Korea		1,743,201	52.66
United States		325,909	9.85
Others		1,241,056	37.49

Sub-total		3,310,166	100.00

Available-for-sale financial assets
Korea		36,705,979	94.22
United States		1,110,157	2.85
Others		1,143,265	2.93

Sub-total		38,959,401	100.00

Held-to-maturity financial assets
Korea		16,243,987	87.84
United States		1,076,331	5.82
Others		1,171,662	6.34

Sub-total		18,491,980	100.00

Total	￦	87,912,109

Due from financial institutions, financial assets at fair value through profit or loss and derivatives that linked to gold price are mostly relevant to financial and insurance industry with high credit ratings.

Details of the Group’s credit risk concentration of due from financial institutions, securities, excluding equity securities, and derivative financial instruments by country, as of December 31, 2018, is as follows:

	2018
	Amount		%	Allowances		Carrying amount
	(In millions of Korean won)
Due from financial institutions at amortized cost
Korea	￦	13,497,329	78.39	￦	(338)	￦	13,496,991
United States		826,660	4.80		(16)		826,644
Others		2,894,318	16.81		(1,665)		2,892,653

Sub-total		17,218,307	100.00		(2,019)		17,216,288

Due from financial institutions at fair value through profit or loss
Korea		381,719	100.00		—		381,719

Sub-total		381,719	100.00		—		381,719

Securities measured at fair value through profit or loss
Korea		43,697,736	90.50		—		43,697,736
United States		1,813,902	3.76		—		1,813,902
Others		2,773,844	5.74		—		2,773,844

Sub-total		48,285,482	100.00		—		48,285,482

Derivatives
Korea		1,024,392	50.56		—		1,024,392
United States		316,482	15.62		—		316,482
France		237,080	11.70		—		237,080
Singapore		109,101	5.39		—		109,101
Japan		97,351	4.81		—		97,351
Others		241,556	11.92		—		241,556

Sub-total		2,025,962	100.00		—		2,025,962

Securities measured at fair value through other comprehensive income
Korea		33,156,041	94.08		—		33,156,041
United States		1,100,199	3.12		—		1,100,199
Others		987,394	2.80		—		987,394

Sub-total		35,243,634	100.00		—		35,243,634

Securities measured at amortized cost
Korea		21,175,749	89.49		(1,136)		21,174,613
United States		1,252,426	5.29		(216)		1,252,210
Others		1,235,063	5.22		(364)		1,234,699

Sub-total		23,663,238	100.00		(1,716)		23,661,522

Total	￦	126,818,342		￦	(3,735)	￦	126,814,607

Disclosure Of The Remaining Contractual Maturity Of Financial Assets And Liabilities Excluding Derivatives Held For Cash Flow Hedging [Text Block]

The remaining contractual maturity of financial assets and liabilities, excluding derivatives held for cash flow hedging, as of December 31, 2017 and 2018, are as follows:

	2017
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions[1]	￦	6,355,289	￦	1,842,808	￦	319,173	￦	324,703	￦	357,340	￦	11,462	￦	9,210,775
Financial assets held for trading[2]		30,177,293		—		—		—		—		—		30,177,293
Financial assets designated at fair value through profit or loss[2]		2,050,052		—		—		—		—		—		2,050,052
Derivatives held for trading[2]		2,980,462		—		—		—		—		—		2,980,462
Derivatives held for hedging[3]		559		48,093		29,693		42,163		(2,577)		52,698		170,629
Loans		3,437,020		22,062,457		30,802,580		103,782,624		75,345,756		96,863,329		332,293,766
Available-for-sale financial assets[4]		10,063,251		1,580,946		2,311,652		11,655,746		20,322,800		7,567,341		53,501,736
Held-to-maturity financial assets		—		658,856		493,420		3,217,345		6,890,530		13,247,255		24,507,406
Other financial assets		8,416		7,934,856		52,757		1,305,410		43,433		16,532		9,361,404

Total	￦	55,072,342	￦	34,128,016	￦	34,009,275	￦	120,327,991	￦	102,957,282	￦	117,758,617	￦	464,253,523

	2017
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Financial liabilities
Financial liabilities held for trading[2]	￦	1,944,770	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,944,770
Financial liabilities designated at fair value through profit or loss[2]		10,078,288		—		—		—		—		—		10,078,288
Derivatives held for trading[2]		3,050,471		—		—		—		—		—		3,050,471
Derivatives held for hedging[3]		404		3,740		(4,715)		(19,705)		(7,143)		244		(27,175)
Deposits[5]		127,035,944		12,365,158		23,236,756		82,586,445		11,473,834		2,667,969		259,366,106
Debts		5,957,108		10,024,019		3,741,022		5,724,453		4,409,543		599,680		30,455,825
Debentures		40,655		1,015,298		3,020,683		9,644,135		29,611,835		3,245,342		46,577,948
Other financial liabilities		200,082		14,060,432		145,538		229,873		342,397		965,929		15,944,251

Total	￦	148,307,722	￦	37,468,647	￦	30,139,284	￦	98,165,201	￦	45,830,466	￦	7,479,164	￦	367,390,484

Off- balance sheet items
Commitments[6]	￦	102,183,167	￦	—	￦	—	￦	—	￦	—	￦	—	￦	102,183,167
Financial guarantee contract[7]		3,683,875		—		—		—		—		—		3,683,875

Total	￦	105,867,042	￦	—	￦	—	￦	—	￦	—	￦	—	￦	105,867,042

[1]	The amounts of ￦10,669,956 million, which are restricted due from the financial institutions as of December 31, 2017, is excluded.
[2]

Financial assets/liabilities held for trading, financial assets/liabilities designated at fair value through profit or loss and derivatives held for trading are not managed by contractual maturity because they are expected to be traded or redeemed before maturity. Therefore, the carrying amounts of those financial instruments are classified as ‘on demand’ category. However, the cash flows of the embedded derivatives (e.g. conversion options and others) which are separated from their host contracts in accordance with the requirement of IAS 39, are considered in the cash flows of the host contracts.

[3]	Cash flows of derivative instruments held for fair value hedging are shown at net cash flow by remaining contractual maturity.
[4]

The equity securities among available-for-sale financial assets are included under the ‘On demand’ category as they can be disposed without difficulty. However, the equity securities restricted from disposal are included on the category that the releasing date of restriction is belonged to.

[5]	Deposits that are contractually repayable on demand or on short notice are classified under the ‘on demand’ category.
[6]	Commitments are included under the ‘on demand’ category because payments will be made upon request.
[7]	The financial guarantee contracts are included under the ‘on demand’ category as payments will be made upon request.

	2018
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions[1]	￦	5,636,123	￦	1,481,598	￦	242,353	￦	538,579	￦	81,646	￦	—	￦	7,980,299
Financial assets at fair value through profit or loss[2]		50,139,812		672,326		162,459		254,632		215,436		1,113,694		52,558,359
Derivatives held for trading[2]		1,915,532		—		—		—		—		—		1,915,532
Derivatives held for fair value hedging[3]		—		4,344		1,724		17,948		21,367		40,830		86,213
Loans at amortized cost		3,180,412		27,520,126		32,374,297		116,479,553		84,600,284		102,789,366		366,944,038
Financial investments[4]
Financial assets measured at fair value through other comprehensive income		2,117,560		1,812,270		2,694,083		11,210,903		18,626,405		2,728,392		39,189,613
Securities measured at amortized cost		—		1,245,353		1,483,667		4,412,816		8,932,468		14,380,433		30,454,737
Other financial assets		89,890		5,454,381		160,182		1,488,164		53,425		37,841		7,283,883

Total	￦	63,079,329	￦	38,190,398	￦	37,118,765	￦	134,402,595	￦	112,531,031	￦	121,090,556	￦	506,412,674

	2018
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Financial liabilities
Financial liabilities at fair value through profit or loss[2]	￦	2,823,820	￦	—	￦	—	￦	—	￦	—	￦	—	￦	2,823,820
Financial liabilities designated at fair value through profit or loss[2]		12,503,039		—		—		—		—		—		12,503,039
Derivatives held for trading[2]		2,724,994		—		—		—		—		—		2,724,994
Derivatives held for fair value hedging[3]		—		(2,403)		(8,231)		(37,851)		13,831		31		(34,623)
Deposits[5]		126,781,682		16,852,129		28,053,517		95,568,339		11,284,243		2,608,630		281,148,540
Debts		5,909,297		10,355,022		3,975,372		7,205,116		4,714,743		1,249,785		33,409,335
Debentures		30,160		1,699,165		5,875,093		13,471,021		32,474,579		2,489,146		56,039,164
Other financial liabilities		91,381		15,943,018		170,851		275,135		581,537		65,721		17,127,643

Total	￦	150,864,373	￦	44,846,931	￦	38,066,602	￦	116,481,760	￦	49,068,933	￦	6,413,313	￦	405,741,912

Off- balance sheet items
Commitments[6]	￦	138,590,372	￦	—	￦	—	￦	—	￦	—	￦	—	￦	138,590,372
Financial guarantee contract[7]		3,626,532		—		—		—		—		—		3,626,532

Total	￦	142,216,904	￦	—	￦	—	￦	—	￦	—	￦	—	￦	142,216,904

[1]	The amounts of ￦ 12,394,461 million, which is restricted due from the financial institutions as of December 31, 2018, is excluded.
[2]

Financial liabilities measured or designated at fair value through profit or loss and derivatives held for trading are not managed by contractual maturity because they are expected to be traded or redeemed before maturity. Therefore, the carrying amounts of those financial instruments are classified as ‘on demand’ category.

[3]	Cash flows of derivative instruments held for hedging are shown at net cash flow by remaining contractual maturity.
[4]

The equity securities designated as financial assets measured at fair value through other comprehensive income are included under the ‘On demand’ category as they can be disposed without difficulty. However, the equity securities restricted from disposal are included on the category that the releasing date of restriction is belonged to.

[5]	Deposits that are contractually repayable on demand or on short notice are classified under the ‘on demand’ category.
[6]	Commitments are included under the ‘On demand’ category because payments will be made upon request.
[7]	The financial guarantee contracts are included under the ‘On demand’ category as payments will be made upon request.

Disclosure Of The Contractual Cash Flows Of Derivatives Held For Cash Flow Hedging [Text Block]

The contractual cash flows of derivatives held for cash flow hedging as of December 31, 2017 and 2018, are as follows:

	2017
	Up to 1 month	1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Net cash flow of net settlement derivatives	￦(224)	￦	(1,556)	￦	(3,044)	￦	(442)	￦	16	￦	(5,250)
Cash flow to be received of total settlement derivatives	196,795		298,108		745,490		1,404,317		—		2,644,710
Cash flow to be paid of total settlement derivatives	(188,698)		(285,397)		(698,054)		(1,324,504)		—		(2,496,653)

	2018
	Up to 1 month	1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Net cash flow of net settlement derivatives	￦ (172)	￦	1,999	￦	2,743	￦	1,949	￦	(66)	￦	6,453
Cash flow to be received of total settlement derivatives	47,526		129,826		286,219		2,116,253		—		2,579,824
Cash flow to be paid of total settlement derivatives	(50,281)		(137,834)		(286,165)		(2,151,808)		—		(2,626,088)

Disclosure Of Value At Risk By Subsidiary [Text Block]

VaR at a 99% confidence level of interest rate, stock price and foreign exchange rate risk for trading positions with a ten-day holding period by a subsidiary as of December 31, 2017 and 2018, are as follows:

Kookmin Bank

	2017
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	22,682	￦	14,313	￦	42,155	￦	23,758
Stock price risk		1,002		757		1,345		1,255
Foreign exchange rate risk		32,709		12,405		44,322		24,315
Deduction of diversification effect		—		—		—		(29,727)

Total VaR	￦	23,312	￦	16,498	￦	30,247	￦	19,601

	2018
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	12,513	￦	6,044	￦	18,684	￦	7,074
Stock price risk		2,995		1,253		4,831		3,348
Foreign exchange rate risk		9,443		5,033		16,453		16,453
Deduction of diversification effect		—		—		—		(11,939)

Total VaR	￦	16,221	￦	11,653	￦	23,078	￦	14,936

KB Securities Co., Ltd.

	2017
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	421,275	￦	347,369	￦	498,631	￦	457,470
Stock price risk		193,791		138,044		239,685		200,101
Foreign exchange rate risk		11,113		7,599		15,446		7,674
Commodity risk		5		—		34		3

Total VaR	￦	626,184	￦	493,012	￦	753,796	￦	665,248

	2018
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	456,847	￦	366,027	￦	537,126	￦	510,618
Stock price risk		293,623		236,329		335,900		261,341
Foreign exchange rate risk		5,923		2,383		12,613		3,692
Commodity risk		5		1		22		1

Total VaR	￦	756,398	￦	604,740	￦	885,661	￦	775,652

KB Insurance Co., Ltd.

	2017
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	47,569	￦	40,546	￦	55,875	￦	41,467
Stock price risk		81		—		133		—
Foreign exchange rate risk		18,002		12,313		23,099		18,695

Total VaR	￦	65,652	￦	52,859	￦	79,107	￦	60,162

	2018
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	43,431	￦	34,202	￦	48,456	￦	45,180
Foreign exchange rate risk		11,074		8,484		15,053		14,769

Total VaR	￦	54,505	￦	42,686	￦	63,509	￦	59,949

KB Life Insurance Co., Ltd.

	2017
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	1,381	￦	593	￦	1,961	￦	1,596

Total VaR	￦	1,381	￦	593	￦	1,961	￦	1,596

	2018
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	1,264	￦	968	￦	1,544	￦	1,134

Total VaR	￦	1,264	￦	968	￦	1,544	￦	1,134

KB Investment Co., Ltd.

	2017
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Stock price risk	￦	3,904	￦	—	￦	4,766	￦	3,897
Foreign exchange rate risk		1,053		746		1,797		1,797

Total VaR	￦	4,957	￦	746	￦	6,563	￦	5,694

	2018
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Stock price risk	￦	23	￦	—	￦	56	￦	—
Foreign exchange rate risk		2,064		1,776		3,033		3,033

Total VaR	￦	2,087	￦	1,776	￦	3,089	￦	3,033

KB Asset Management Co., Ltd.

	2017
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	19	￦	—	￦	215	￦	8
Stock price risk		241		—		1,634		1,634
Foreign exchange rate risk		93		—		1,049		1,049

Total VaR	￦	353	￦	—	￦	2,898	￦	2,691

	2018
	Average		Minimum		Maximum		Ending
	(In millions of Korean won)
Interest rate risk	￦	777	￦	21	￦	1,886	￦	1,043
Stock price risk		1,658		—		1,952		1,839
Foreign exchange rate risk		782		627		1,125		837

Total VaR	￦	3,217	￦	648	￦	4,963	￦	3,719

Schedule Of Required Equity Capital Using The Standardized Method Related To The Positions Which Are Not Measured By VaR Or The Non Banking Subsidiaries [Text Block]

Meanwhile, the required equity capital using the standardized method related to the positions which are not measured by VaR or the non-banking subsidiaries as of December 31, 2017 and 2018, are as follows:

Kookmin Bank

	2017		2018
	(In millions of Korean won)
Interest rate risk	￦	98,235	￦	112,153
Stock price risk		1,646		19,756
Foreign exchange rate risk		810		1,339

Total VaR	￦	100,691	￦	133,248

Disclosure Of Measurement Of Interest Rate VaR [Text Block]

Interest rate VaR is the maximum possible loss due to interest rate risk under a normal distribution at a 99.9% confidence level. The measurement results of risk as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Kookmin Bank	￦	350,178	￦	168,282
KB Securities Co., Ltd.		39,717		23,004
KB Insurance Co., Ltd.		451,335		270,507
KB Kookmin Card Co., Ltd.		12,775		27,894
KB Life Insurance Co., Ltd.		51,677		47,089
KB Savings Bank Co., Ltd.		6,447		8,760
KB Capital Co., Ltd.		10,912		19,852

Foreign Currency Disclosure [Text Block]

Details of financial instruments presented in foreign currencies translated into Korean won as of December 31, 2017 and 2018, are as follows:

	2017
	USD		JPY		EUR		GBP		CNY		Others		Total
	(In millions of Korean won)
Financial Assets
Cash and due from financial institutions	￦	1,820,651	￦	268,482	￦	309,890	￦	20,062	￦	872,650	￦	356,242	￦	3,647,977
Financial assets held for trading		3,021,509		84,980		81,394		8922		15,492		20,767		3,233,064
Financial assets designated at fair value through profit or loss		826,906		—		—		—		—		—		826,906
Derivatives held for trading		124,434		446		10,172		—		96		56,362		191,510
Derivatives held for hedging		29,489		—		—		—		—		—		29,489
Loans		10,689,732		228,747		1,503,493		9,549		795,302		287,591		13,514,414
Available-for-sale financial assets		6,061,404		101,003		124,045		—		38,606		21,123		6,346,181
Held-to-maturity financial assets		2,313,099		—		44,267		—		4,905		4,242		2,366,513
Other financial assets		1,615,795		453,029		406,793		13,382		226,301		708,965		3,424,265

Total	￦	26,503,019	￦	1,136,687	￦	2,480,054	￦	51,915	￦	1,953,352	￦	1,455,292	￦	33,580,319

Financial liabilities
Financial liabilities designated at fair value through profit or loss	￦	1,840,217	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,840,217
Derivatives held for trading		109,197		1,399		73,298		—		3,563		183,461		370,918
Derivatives held for hedging		49,962		—		—		—		—		—		49,962
Deposits		8,469,129		759,394		389,049		39,993		1,093,998		590,793		11,342,356
Debts		7,570,727		44,885		102,005		737		—		24,185		7,742,539
Debentures		3,473,284		—		—		—		—		219,376		3,692,660
Other financial liabilities		2,361,161		44,137		887,561		3,339		224,675		302,596		3,823,469

Total	￦	23,873,677	￦	849,815	￦	1,451,913	￦	44,069	￦	1,322,236	￦	1,320,411	￦	28,862,121

Off-balance sheet items	￦	12,852,959	￦	705	￦	2,404	￦	—	￦	257,940	￦	233,509	￦	13,347,517

	2018
	USD		JPY		EUR		GBP		CNY		Others		Total
	(In millions of Korean won)
Financial Assets
Cash and due from financial institutions	￦	1,950,546	￦	417,682	￦	594,103	￦	120,795	￦	1,145,607	￦	679,759	￦	4,908,492
Financial assets at fair value through profit or loss		6,025,782		87,764		432,047		18,481		8,585		73,759		6,646,418
Derivatives held for trading		163,064		2,947		31,370		308		4,643		18,349		220,681
Derivatives held for hedging		32,996		—		—		—		—		—		32,996
Loans at amortized cost		12,372,434		354,111		807,019		45,335		990,705		515,051		15,084,655
Financial assets measured at fair value through other comprehensive income		3,925,922		36,538		32,842		—		125,571		4,261		4,125,134
Financial assets at amortized cost		2,257,057		—		287,732		—		38,802		27,554		2,611,145
Other financial assets		1,528,235		300,116		24,511		28,080		275,578		234,086		2,390,606

Total	￦	28,256,036	￦	1,199,158	￦	2,209,624	￦	212,999	￦	2,589,491	￦	1,552,819	￦	36,020,127

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,319,369	￦	—	￦	—	￦	—	￦	—	￦	—	￦	2,319,369
Derivatives held for trading		313,303		39,311		143,836		90		4,062		168,339		668,941
Derivatives held for hedging		88,367		—		—		—		—		—		88,367
Deposits		9,294,189		629,083		592,495		48,418		1,267,102		468,615		12,299,902
Debts		9,427,662		90,778		286,123		220,150		11,393		65,412		10,101,518
Debentures		4,405,842		—		31,979		—		—		266,935		4,704,756
Other financial liabilities		959,797		105,798		136,053		3,659		284,498		159,649		1,649,454
Total		26,808,529		864,970		1,190,486		272,317		1,567,055		1,128,950		31,832,307

Off-balance sheet items	￦	15,211,436	￦	32,619	￦	1,262	￦	—	￦	270,018	￦	228,238	￦	15,743,573

Disclosure Of Objectives Policies And Processes For Managing Capital Explanatory

The Group complies with the capital adequacy standard established by the Financial Services Commission. The capital adequacy standard is based on Basel III published by Basel Committee on Banking Supervision in Bank of International Settlements in June 2011, and was implemented in Korea in December 2013. The Group is required to maintain a minimum Common Equity Tier 1 ratio of at least 7.125%(2017: 6.250%), a minimum Tier 1 ratio of 8.625%(2017: 7.750%) and a minimum Total Regulatory Capital of 10.625%(2017: 9.75%) as of December 31, 2018.

The Group’s equity capital is classified into three categories in accordance with the Supervisory Regulations and Detailed Supervisory Regulations on Financial Holding Companies:

•

Common Equity Tier 1 Capital: Common equity Tier 1 Capital represents the issued capital that takes the first and proportionately greatest share of any losses and represents the most subordinated claim in liquidation of the Group, and not repaid outside of liquidation. It includes common shares issued, capital surplus, retained earnings, non-controlling interests of consolidated subsidiaries, accumulated other comprehensive income, other capital surplus and others.

•

Additional Tier 1 Capital: Additional Tier 1 Capital includes (i) perpetual instruments issued by the Group that meet the criteria for inclusion in Additional Tier 1 capital, and (ii) stock surplus resulting from the issue of instruments included in Additional Tier 1 capital and others.

•

Tier 2 Capital: Tier 2 Capital represents the capital that takes the proportionate share of losses in the liquidation of the Group. Tier 2 Capital includes a fund raised by issuing subordinated debentures maturing in not less than five years that meet the criteria for inclusion in Additional Tier 2 capital, and the allowance for loan losses which are accumulated for assets classified as normal or precautionary as a result of classification of asset soundness in accordance with Regulation on Supervision of Financial Holding Companies and others.

Risk weighted asset means the inherent risks in the total assets held by the Group. The Group calculates risk weighted asset by each risk (credit risk, market risk, and operational risk) based on the Supervisory Regulations and Detailed Supervisory Regulations on Financial Holding Companies and uses it for BIS ratio calculation.

The Group assesses and monitors its adequacy of capital by using the internal assessment and management policy of the capital adequacy. The assessment of the capital adequacy is conducted by comparing available capital (actual amount of available capital) and internal capital (amount of capital enough to cover all significant risks under target credit rate set by the Group). The Group monitors the soundness of finance and provides risk adjusted basis for performance review using the assessment of the capital adequacy.

Internal Capital is the amount of capital to prevent the inability of payment due to unexpected loss in the future. The Group measures, allocates and monitors internal capital by risk type and subsidiaries.

The Risk Management Council of the Group determines the Group’s risk appetite and allocates internal capital by risk type and subsidiary. Each subsidiary efficiently operates its capital within a range of allocated internal capital. The Risk Management Department of the Group monitors the limit on internal capital and reports the results to management and the Risk Management Council. The Group maintains the adequacy of capital through proactive review and approval of the Risk Management Committee when the internal capital is expected to exceed the limits due to new business or business expansion.

Details of the Group’s capital adequacy calculation in line with Basel III requirements as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Equity Capital:	￦	32,401,580	￦	34,476,172
Tier 1 Capital		31,059,475		32,993,826
Common Equity Tier 1 Capital		31,059,475		32,993,826
Additional Tier 1 Capital		—		—
Tier 2 Capital		1,342,105		1,482,346
Risk-weighted assets:		212,777,226		236,099,017
Equity Capital (%):		15.23		14.60
Tier 1 Capital (%)		14.6		13.97
Common Equity Tier 1 Capital (%)		14.6		13.97

Disclosure of nature and extent of risks arising from financial instruments [Text Block]

Credit risk is the risk of possible losses in an asset portfolio in the event of a counterparty’s default, breach of contract and deterioration in the credit quality of the counterparty. For risk management reporting purposes, the individual borrower’s default risk, country risk, specific risks and other credit risk exposure components are considered as a whole.

The Group manages credit risk by allocating credit risk economic capital limits.

In addition, the Group controls the credit concentration risk exposure by applying and managing total exposure limits to prevent an excessive risk concentration to each industry and borrower.

The Group has organized a credit risk management team that focuses on credit risk management in accordance with the Group’s credit risk management policy. Especially, the loan analysis department of Kookmin Bank, one of the subsidiaries, is responsible for loan policy, loan limit, loan review, credit management, restructuring and subsequent event management, independently of operating department. On the other hand, risk management group of Kookmin Bank is responsible for planning risk management policy, applying limits of credit lines, measuring the credit risk economic capital, adjusting credit limits, reviewing credit and verifying credit evaluation models.

The Group measures expected losses and economic capital on assets that are subject to credit risk management whether or sheet items and uses expected losses and economic capital as a management indicator.

Liquidity risk is a risk that the Group becomes insolvent due to uncertain liquidity caused by unexpected cash outflows, or a risk of borrowing high interest debts or disposal of liquid and other assets at a substantial discount. The Group manages its liquidity risk through analysis of the contractual maturity of interest-bearing assets and liabilities, assets and liabilities related to the other financing, and sheet items related to cash flow of currency derivative instruments and others.

Cash flows disclosed for the maturity analysis are undiscounted contractual principal and interest to be received (paid) and; thus, are not identical to the amount in the financial statements that are based on the present value of expected cash flows in some cases. The amount of interest to be received or paid on floating rate assets and liabilities is measured on the assumption that the current interest rate would be the same through the maturity.

The liquidity risk is managed by risk management policy and liquidity risk management guidelines which are applied to the risk management policies and procedures that address all the possible risks that arise from the overall business of the Group.

The Group computes and manages cumulative liquidity gap and liquidity rate subject to all transactions that affect cash flow in Korean won and foreign currencies and sheet transactions in relation to the liquidity. The Group regularly reports to the Risk Planning Council and Risk Management Committee.

Foreign exchange rate risk arises from holding assets and liabilities denominated in foreign currency and foreign currency derivatives. Net foreign currency exposure mostly occurs from the foreign assets and liabilities which are denominated in US dollars and Chinese Yuan.

The Group sets both loss limits and net foreign currency exposure limits and manages comprehensive net foreign exchange exposures which consider both trading and portfolios.

Trading position interest rate risk usually arises from debt securities denominated in Korean won. The Group’s trading strategy is to benefit from short-term movements in the prices of debt securities arising from changes in interest rates.

Managed interest rate risk in position includes or sheet assets, liabilities and derivatives that are sensitive to interest rate, except trading position for market risk. The interest rate sensitive assets and liabilities are interest-bearing assets and liabilities that create interest income and expenses.

The Group manages interest rate risk on trading positions using market value-based tools such as VaR and sensitivity analysis (Price Value of a Basis Point: PVBP).

Stock price risk only arises from trading securities denominated in Korean won as the Group does not have any trading exposure to shares denominated in foreign currencies. The trading securities portfolio in Korean won are composed of exchange-traded stocks and derivative instruments linked to stock with strict limits on diversification.

Market risk represents possible losses which arise from changes in market factors including interest rate, stock price, foreign exchange rate and other market factors that affect the fair value or future cash flows of financial instruments including securities and derivatives amongst others. The most significant risk associated with trading positions interest rate risks, currency risks and also, stock price risks. In addition, the Group is exposed to interest rate risks associated with positions. The Group classifies exposures to market risk into either trading or positions. The Group measures and manages market risk separately for each subsidiary.

The Group sets internal capital limits for market risk and interest rate risk and monitors the risks to manage the risk of trading and positions. The Group maintains risk management systems and procedures including trading policies and procedures, and market risk management guidelines for trading positions, and interest rate risk management guidelines for positions in order to manage market risk efficiently. The procedures mentioned are implemented with approval from the Risk Management Committee and Risk Management Council.

Kookmin Bank, one of the subsidiaries, establishes market risk management policy, sets position limits, loss limits and VaR limits of each business group and approves newly developed instruments through its Risk Management Council. The Market Risk Management Committee, which is chaired by the Chief Risk Officer (CRO), is the decision maker and sets position limits, loss limits, VaR limits, sensitivity limits and scenario loss limits for each division, at the level of each individual business department.

The Asset-Liability Management Committee(ALCO) of Kookmin Bank determines the operational standards of interest and commission, the details of the establishment and prosecution of the Asset Liability Management (ALM) policies and enacts and amends relevant guidelines. The Risk Management Committee and Risk Management Council monitor the establishment and enforcement of ALM risk management policies, and enact and amend ALM risk management guidelines. The interest rate risk limit is set based on the future assets/liabilities position and interest rate volatility estimation reflects the annual work plan. The Financial Planning Department and Risk Management Department measures and monitors the interest risk status and limits on a regular basis. The status and limits of interest rate risks including interest gap, duration gap and interest rate VaR (Value at Risk), are reported to the ALCO and Risk Management Council on a monthly basis and to the Risk Management Committee on a quarterly basis. To ensure adequacy of interest rate and liquidity risk management, the Risk Management Department assigns the limits, monitors and reviews the risk management procedures and tasks conducted by the Financial Planning Department. Also, the Risk Management Department independently reports related information to the management.

Definition of a trading position

Trading positions subject to market risk management are defined under the Trading Policy and Guideline, and the basic requirements are as follows:

•	The trading position is not restricted for sale, is measured daily at fair value, and its significant inherent risks are able to be hedged in the market.

•	The criteria for classification as a trading position are clearly defined in the Trading Policy and Guideline, and separately managed by the trading department.

•	The trading position is operated in accordance with the documented trading strategy and managed through position limits.

•	The operating department or professional dealers have an authority to enforce a deal on the trading position within predetermined limits without pre-approval.

•	The trading position is reported periodically to management for the purpose of the Group’s risk management

Observation method on market risk arising from trading positions

Subsidiaries of the Group calculate VaR to measure the market risk by using market risk management systems on the entire trading portfolio. Generally, the Group manages market risk on the trading portfolio. In addition, the Group controls and manages the risk of derivative trading based on the regulations and guidelines formulated by the Financial Supervisory Service.

The Group defines operational risk broadly to include all financial and risks that may arise from operating activities and could cause a negative effect on capital.

The purpose of operational risk management is not only to comply with supervisory and regulatory requirements but also to promote a risk management culture, strengthen internal controls, innovate processes and provide timely feedback to management and employees. In addition, Kookmin Bank established Business Continuity Plans (BCP) to ensure critical business functions can be maintained, or restored, in the event of material disruptions arising from internal or external events. It has constructed replacement facilities as well as has carried out exercise drills for head office and IT departments to test its BCPs.